SHARE-BASED COMPENSATION - (Details) - USD ($)	1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Feb. 29, 2024	Jun. 30, 2023	Feb. 28, 2023	Apr. 30, 2022	Jan. 31, 2022	Jul. 31, 2021	Jun. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2021
Share-based compensation
Stock options granted (in shares)											895,000		517,500
Grant exercise price (in dollars per share)											$ 3.1		$ 3.35
Total compensation expense not yet recognized									$ 2,517,214		$ 2,517,214		$ 2,458,851
Weighted average vesting period											2 years 18 days		1 year 3 months 18 days
Intrinsic value of stock option													$ 251,550	$ 5,700
Weighted average grant date fair value											$ 3.93		$ 4.33
June 2021
Share-based compensation
Share based compensation expense									0	$ 181,720	$ 363,440	$ 545,160	$ 726,880	726,880
Common stock shares available (in shares)								807,500
Stock options granted (in shares)								807,500
Grant exercise price (in dollars per share)								$ 6.26
June 2021 | Employee | Tranche one
Share-based compensation
Vesting percentage								40.00%
June 2021 | Employee | Tranche two
Share-based compensation
Vesting term of options								36 months
July 2021
Share-based compensation
Share based compensation expense									0	490,917	981,833	1,472,750	1,963,667	1,963,667
Stock options granted (in shares)							1,550,000
Grant exercise price (in dollars per share)							$ 6.18
July 2021 | Executive officers | Tranche one
Share-based compensation
Vesting percentage							25.00%
July 2021 | Executive officers | Tranche two
Share-based compensation
Vesting term of options							36 months
July 2021 | Independent directors/consultants
Share-based compensation
Vesting term of options							36 months
January 2022
Share-based compensation
Share based compensation expense									18,950	18,950	56,850	56,850	75,800	145,283
Stock options granted (in shares)						80,000
Grant exercise price (in dollars per share)						$ 4.44
January 2022 | Tranche one
Share-based compensation
Vesting percentage						25.00%
January 2022 | Tranche two
Share-based compensation
Vesting term of options						36 months
April 2022
Share-based compensation
Share based compensation expense									5,377	5,377	16,133	16,133	21,510	$ 35,850
Stock options granted (in shares)					30,000
Grant exercise price (in dollars per share)					$ 3.79
April 2022 | Tranche one
Share-based compensation
Vesting percentage					25.00%
April 2022 | Tranche two
Share-based compensation
Vesting term of options					36 months
February 2023
Share-based compensation
Share based compensation expense									109,521	109,521	328,563	255,549	365,070
Stock options granted (in shares)				467,500
Grant exercise price (in dollars per share)				$ 3.41
Vesting term of options				36 months
June 2023
Share-based compensation
Share based compensation expense									0	$ 26,800	53,600	$ 26,800	$ 53,600
Stock options granted (in shares)			50,000
Grant exercise price (in dollars per share)			$ 2.75
Vesting term of options			1 year
February 2024
Share-based compensation
Share based compensation expense									183,713		428,663
Stock options granted (in shares)		835,000
Grant exercise price (in dollars per share)		$ 3.15
Vesting term of options		36 months
June 2024
Share-based compensation
Share based compensation expense									$ 27,630		$ 27,630
Stock options granted (in shares)	60,000
Grant exercise price (in dollars per share)	$ 2.38
Vesting term of options	1 year
2021 Equity Incentive Plan
Share-based compensation
Common stock shares reserved									3,454,915		3,454,915				2,000,000
Additional common stock shares reserved													465,432
Common stock shares available (in shares)									171,720		171,720		485,868